Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Registrant Name	Ouster, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39463
Entity Tax Identification Number	86-2528989
Entity Address, Address Line One	350 Treat Avenue
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94110
City Area Code	415
Local Phone Number	949-0108
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	OUST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001816581
Amendment Flag	false